                             NATIONWIDE MUTUAL FUNDS
                 Nationwide Small Cap Growth Opportunities Fund
                         Nationwide Small Cap Value Fund

                     Supplement dated August 13, 2007 to the
           Statement of Additional Information dated February 28, 2007
                            (as revised May 1, 2007)

Capitalized  terms and  certain  other  terms  used in this  supplement,  unless otherwise defined in this supplement,  have the meanings assigned to them in the
Statement of Additional Information ("SAI").

1.   Effective  August  3,  2007,  Michael  A.  Krulikowski  resigned  as  Chief
     Compliance  Officer of the Trust.  All references to Michael A. Krulikowski in the section  entitled  "Trustees  and Officers of the Trust" are amended accordingly.

2.   Effective  August 3, 2007,  the Board of Trustees  approved  Carol  Baldwin
     Moody as Chief  Compliance  Officer of the Trust.  Since November 2005, Ms.
     Moody  has  been  Senior  Vice  President,   Chief  Compliance  Officer  of
     Nationwide.  From February  2004-November  2005,  she was Chief  Compliance
     Officer of TIAA-CREF and from April  2000-February  2004,  she was Managing
     Director and General Counsel,  TCW/Latin America Partners,  LLC and Baeza &
     Co., LLC.

3.   The chart beginning on page 1 of Appendix C to the SAI is hereby deleted in its entirety and replaced with the following:

                       Information as of December 31, 2006

INVESTMENTS IN EACH FUND

Name of Portfolio Manager            Fund Name                            Dollar Range of Investments in
                                                                          Each Fund

William B. Gerlach                   Nationwide Small Cap Value Fund      None
Gary D. Haubold                      Nationwide Small Cap Value Fund      None
Charles V. Purcell                   Nationwide Small Cap Value Fund      None
Chris Baggini*                       Nationwide Small Cap Growth          None
                                     Opportunities Fund
Jason Kotik*                         Nationwide Small Cap Growth          None
                                     Opportunities Fund

* Information is as of the date of this supplement.

4.   The  section  entitled  "Other  Managed  Accounts"  beginning  on page 2 of
     Appendix C to the SAI is hereby  deleted in its entirety and replaced  with the following:

OTHER MANAGED ACCOUNTS

The following chart  summarizes  information  regarding  accounts other than the
Funds   for   which   the   portfolio   manager   has   day-to-day    management
responsibilities.  Accounts are grouped into the following three categories: (1)
mutual funds; (2) other pooled investment vehicles;  and (3) other accounts.  To the  extent  that any of these  accounts  pay  advisory  fees  that are based on account performance ("performance-based fees"), information on those accounts is provided separately.

------------------------------------------------- -------------------------------------------------------------------
                                                  Number of Accounts Managed by Each Portfolio Manager and Total
Name of Portfolio Manager                         Assets by Category
------------------------------------------------- -------------------------------------------------------------------
Chris Baggini*                                    Mutual Funds: 6 accounts, $675,255,259 total assets (2 accounts,
                                                  $179,085,623 total assets for which the advisory fee is based on performance)
                                                  Other Pooled Investment Vehicles: 2 accounts, $49,402,860 total assets (both for which the advisory fee is based on performance)
                                                  Other accounts: 2 accounts, $40,078,218 total assets (1 account,
                                                  $25,026,260 for which the advisory fee is based on performance)
------------------------------------------------- -------------------------------------------------------------------
William Gerlach                                   Mutual Funds: 6 accounts, $2,886,706,636 total assets (1 account,
                                                  $50,200,922 total assets for which the advisory fee is based on performance)
                                                  Other Pooled Investment
                                                  Vehicles: 0 accounts, $0 total assets
                                                  Other Accounts: 4 accounts, $252,834,373 total assets
------------------------------------------------- -------------------------------------------------------------------
Gary Haubold                                      Mutual Funds:  10 accounts, $4,925,108,635 total assets (2 accounts, $52,239,433 total assets for which the advisory fee is based on performance)
                                                  Other Pooled Investment
                                                  Vehicles:  3 accounts, $81,763,580 total assets
                                                  Other Accounts: 9 accounts, $2,848,862,535 total assets
------------------------------------------------- -------------------------------------------------------------------
Jason Kotik*                                      Mutual Funds: 2 accounts, $66,872,528 total assets (1 account,
                                                  $60,265,552 total assets for which the advisory fee is based on performance)
                                                  Other Pooled Investment Vehicles: 0 accounts, $0 total assets
                                                  Other Accounts: 0 accounts, $0 total assets
------------------------------------------------- -------------------------------------------------------------------
Charles Purcell                                   Mutual Funds:  5 accounts, $1,099,912,348 total assets
                                                  Other Pooled Investment
                                                  Vehicles:  0 accounts, $0 total assets
                                                  Other Accounts:  4 accounts, $252,599,861 total assets
------------------------------------------------- -------------------------------------------------------------------

* Information is as of June 30, 2007.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE